Stock based compensation (Disclosure of detailed information about number and weighted average exercise prices of share options) (Details)	12 Months Ended
Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of the period | Share	0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of the period | $ / shares	$ 0
Number of share options granted in share-based payment arrangement | Share	2,834,288
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 3.56
Number of share options forfeited in share-based payment arrangement | Share	0
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 0
Number of share options expired in share-based payment arrangement | Share	0
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 0
Number of share options outstanding in share-based payment arrangement at ending of the period | Share	2,834,288
Weighted average exercise price of share options outstanding in share-based payment arrangement at ending of the period | $ / shares	$ 3.56